JPMorgan Mid Cap Growth Fund Expense Example - A C I Shares [Member] - JPMorgan Mid Cap Growth Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 630
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,148
Expense Example, with Redemption, 10 Years	1,914
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	921
Expense Example, with Redemption, 10 Years	1,887
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	$ 1,167